PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 95.5%
Aerospace & Defense 1.3%
AAR Corp.*	34	$1,203
Aerojet Rocketdyne Holdings, Inc.	98	4,313
AeroVironment, Inc.*	32	2,851
Axon Enterprise, Inc.*	91	16,376
Boeing Co. (The)*	764	158,171
Curtiss-Wright Corp.	56	7,150
General Dynamics Corp.	321	65,083
Hexcel Corp.*	124	7,036
Howmet Aerospace, Inc.	523	15,528
Huntington Ingalls Industries, Inc.	54	10,947
Kaman Corp.	35	1,253
L3Harris Technologies, Inc.	279	64,321
Lockheed Martin Corp.	339	112,656
Mercury Systems, Inc.*	70	3,608
Moog, Inc. (Class A Stock)	45	3,399
National Presto Industries, Inc.	6	499
Northrop Grumman Corp.	211	75,373
Park Aerospace Corp.	18	236
Raytheon Technologies Corp.	2,076	184,473
Textron, Inc.	303	22,376
TransDigm Group, Inc.*	74	46,163
Triumph Group, Inc.*	46	941
		803,956
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	34	2,758
C.H. Robinson Worldwide, Inc.	181	17,555
Echo Global Logistics, Inc.*	40	1,929
Expeditors International of Washington, Inc.	240	29,582
FedEx Corp.	338	79,609
Forward Air Corp.	39	3,922
GXO Logistics, Inc.*	135	11,988
Hub Group, Inc. (Class A Stock)*	51	4,007
United Parcel Service, Inc. (Class B Stock)	1,001	213,684
		365,034
Airlines 0.2%
Alaska Air Group, Inc.*	163	8,606
Allegiant Travel Co.*	20	3,505
American Airlines Group, Inc.*	862	16,551

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	885	$34,630
Hawaiian Holdings, Inc.*	54	1,045
JetBlue Airways Corp.*	374	5,247
SkyWest, Inc.*	68	2,926
Southwest Airlines Co.*	813	38,439
United Airlines Holdings, Inc.*	432	19,933
		130,882
Auto Components 0.3%
Adient PLC*	122	5,078
American Axle & Manufacturing Holdings, Inc.*	85	772
Aptiv PLC*	375	64,834
BorgWarner, Inc.	322	14,512
Cooper-Standard Holdings, Inc.*	22	571
Dana, Inc.	186	4,127
Dorman Products, Inc.*	44	4,593
Fox Factory Holding Corp.*	57	9,174
Gentex Corp.	318	11,254
Gentherm, Inc.*	47	3,461
Goodyear Tire & Rubber Co. (The)*	388	7,419
LCI Industries	42	5,865
Lear Corp.	83	14,263
Motorcar Parts of America, Inc.*	15	284
Patrick Industries, Inc.	31	2,415
Standard Motor Products, Inc.	20	958
Visteon Corp.*	36	4,074
		153,654
Automobiles 2.4%
Ford Motor Co.*	5,364	91,617
General Motors Co.*	2,007	109,241
Harley-Davidson, Inc.	214	7,809
Tesla, Inc.*	1,119	1,246,566
Thor Industries, Inc.	78	7,953
Winnebago Industries, Inc.	47	3,181
		1,466,367
Banks 4.5%
Allegiance Bancshares, Inc.	23	901

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Ameris Bancorp	95	$4,977
Associated Banc-Corp.	193	4,300
Banc of California, Inc.	83	1,687
BancFirst Corp.	20	1,300
Bancorp, Inc. (The)*	80	2,444
Bank of America Corp.	10,208	487,738
Bank of Hawaii Corp.	52	4,394
Bank OZK	173	7,728
BankUnited, Inc.	119	4,827
Banner Corp.	42	2,426
Berkshire Hills Bancorp, Inc.	42	1,140
Brookline Bancorp, Inc.	51	819
Cadence Bank	254	7,371
Cathay General Bancorp	101	4,261
Central Pacific Financial Corp.	15	412
CIT Group, Inc.	141	6,984
Citigroup, Inc.	2,788	192,818
Citizens Financial Group, Inc.	569	26,959
City Holding Co.	16	1,273
Columbia Banking System, Inc.	102	3,481
Comerica, Inc.	190	16,167
Commerce Bancshares, Inc.	143	10,083
Community Bank System, Inc.	81	5,805
Cullen/Frost Bankers, Inc.	85	11,007
Customers Bancorp, Inc.*	25	1,332
CVB Financial Corp.	148	2,963
Dime Community Bancshares, Inc.	28	999
Eagle Bancorp, Inc.	39	2,207
East West Bancorp, Inc.	192	15,260
FB Financial Corp.	45	2,040
Fifth Third Bancorp	946	41,179
First Bancorp	36	1,743
First BanCorp. (Puerto Rico)	265	3,617
First Commonwealth Financial Corp.	79	1,209
First Financial Bancorp	127	3,020
First Financial Bankshares, Inc.	164	8,318
First Hawaiian, Inc.	163	4,497
First Horizon Corp.	728	12,354
First Midwest Bancorp, Inc.	122	2,349
First Republic Bank	249	53,866
FNB Corp.	424	4,940
Fulton Financial Corp.	200	3,220

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Glacier Bancorp, Inc.	149	$8,238
Great Western Bancorp, Inc.	66	2,247
Hancock Whitney Corp.	103	5,096
Hanmi Financial Corp.	15	333
Heritage Financial Corp.	27	671
Hilltop Holdings, Inc.	78	2,764
Home BancShares, Inc.	194	4,609
HomeStreet, Inc.	23	1,085
Hope Bancorp, Inc.	126	1,838
Huntington Bancshares, Inc.	1,981	31,181
Independent Bank Corp.	51	4,310
Independent Bank Group, Inc.	54	3,904
International Bancshares Corp.	75	3,180
Investors Bancorp, Inc.	295	4,514
JPMorgan Chase & Co.	4,123	700,456
KeyCorp	1,300	30,251
Lakeland Financial Corp.	40	2,875
M&T Bank Corp.	176	25,893
National Bank Holdings Corp. (Class A Stock)	41	1,778
NBT Bancorp, Inc.	69	2,532
OFG Bancorp (Puerto Rico)	75	1,943
Old National Bancorp	202	3,450
Pacific Premier Bancorp, Inc.	130	5,459
PacWest Bancorp	168	7,975
Park National Corp.	23	2,958
People’s United Financial, Inc.	590	10,113
Pinnacle Financial Partners, Inc.	103	9,947
PNC Financial Services Group, Inc. (The)	582	122,819
Preferred Bank	15	1,029
Prosperity Bancshares, Inc.	136	10,242
Regions Financial Corp.	1,292	30,595
Renasant Corp.	82	3,068
S&T Bancorp, Inc.	43	1,314
Seacoast Banking Corp. of Florida	58	2,113
ServisFirst Bancshares, Inc.	68	5,461
Signature Bank	90	26,804
Simmons First National Corp. (Class A Stock)	137	4,095
Southside Bancshares, Inc.	52	2,149
Sterling Bancorp	272	6,922
SVB Financial Group*	85	60,979
Synovus Financial Corp.	191	8,899
Texas Capital Bancshares, Inc.*	73	4,424

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Tompkins Financial Corp.	15	$1,232
Triumph Bancorp, Inc.*	31	3,636
Truist Financial Corp.	1,842	116,912
Trustmark Corp.	83	2,640
U.S. Bancorp	1,857	112,107
UMB Financial Corp.	57	5,633
Umpqua Holdings Corp.	287	5,869
United Bankshares, Inc.	175	6,473
United Community Banks, Inc.	104	3,623
Valley National Bancorp	537	7,121
Veritex Holdings, Inc.	54	2,211
Webster Financial Corp.	122	6,827
Wells Fargo & Co.	5,662	289,668
Westamerica BanCorp	34	1,896
Wintrust Financial Corp.	85	7,522
Zions Bancorp NA	220	13,858
		2,734,156
Beverages 1.2%
Boston Beer Co., Inc. (The) (Class A Stock)*	17	8,372
Brown-Forman Corp. (Class B Stock)	246	16,701
Celsius Holdings, Inc.*	59	5,695
Coca-Cola Co. (The)	5,329	300,396
Coca-Cola Consolidated, Inc.	9	3,613
Constellation Brands, Inc. (Class A Stock)	237	51,384
MGP Ingredients, Inc.	13	835
Molson Coors Beverage Co. (Class B Stock)	251	11,066
Monster Beverage Corp.*	511	43,435
National Beverage Corp.	31	1,748
PepsiCo, Inc.	1,903	307,525
		750,770
Biotechnology 1.7%
AbbVie, Inc.	2,428	278,419
Amgen, Inc.	779	161,230
Anika Therapeutics, Inc.*	17	708
Arrowhead Pharmaceuticals, Inc.*	142	9,062
Avid Bioservices, Inc.*	80	2,454
Biogen, Inc.*	206	54,936
Coherus Biosciences, Inc.*	77	1,288

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Cytokinetics, Inc.*	103	$3,596
Eagle Pharmaceuticals, Inc.*	14	733
Emergent BioSolutions, Inc.*	62	2,956
Enanta Pharmaceuticals, Inc.*	20	1,717
Exelixis, Inc.*	412	8,862
Gilead Sciences, Inc.	1,737	112,697
Halozyme Therapeutics, Inc.*	178	6,776
Incyte Corp.*	254	17,013
Ligand Pharmaceuticals, Inc.*	22	3,211
Moderna, Inc.*	485	167,427
Myriad Genetics, Inc.*	91	2,800
Neurocrine Biosciences, Inc.*	129	13,598
Organogenesis Holdings, Inc.*	85	933
Regeneron Pharmaceuticals, Inc.*	148	94,711
REGENXBIO, Inc.*	46	1,630
Spectrum Pharmaceuticals, Inc.*	73	134
uniQure NV (Netherlands)*	45	1,371
United Therapeutics Corp.*	62	11,827
Vanda Pharmaceuticals, Inc.*	54	925
Vericel Corp.*	57	2,623
Vertex Pharmaceuticals, Inc.*	360	66,575
Xencor, Inc.*	88	3,481
		1,033,693
Building Products 0.6%
A.O. Smith Corp.	179	13,080
AAON, Inc.	64	4,586
Allegion PLC	121	15,524
American Woodmark Corp.*	31	2,131
Apogee Enterprises, Inc.	28	1,174
Builders FirstSource, Inc.*	295	17,190
Carlisle Cos., Inc.	74	16,496
Carrier Global Corp.	1,188	62,049
Fortune Brands Home & Security, Inc.	196	19,874
Gibraltar Industries, Inc.*	46	2,997
Griffon Corp.	68	1,801
Insteel Industries, Inc.	9	366
Johnson Controls International PLC	981	71,976
Lennox International, Inc.	49	14,665
Masco Corp.	340	22,287
Owens Corning	140	13,077

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
PGT Innovations, Inc.*	48	$1,025
Quanex Building Products Corp.	23	477
Resideo Technologies, Inc.*	190	4,685
Simpson Manufacturing Co., Inc.	57	6,047
Trane Technologies PLC	331	59,888
Trex Co., Inc.*	164	17,450
UFP Industries, Inc.	93	7,610
		376,455
Capital Markets 2.9%
Affiliated Managers Group, Inc.	57	9,569
Ameriprise Financial, Inc.	158	47,737
B Riley Financial, Inc.	31	2,221
Bank of New York Mellon Corp. (The)	1,086	64,291
BlackRock, Inc.	198	186,805
Blucora, Inc.*	46	760
Brightsphere Investment Group, Inc.	62	1,859
Cboe Global Markets, Inc.	145	19,131
Charles Schwab Corp. (The)	2,066	169,474
CME Group, Inc.	494	108,952
Donnelley Financial Solutions, Inc.*	45	1,724
Evercore, Inc. (Class A Stock)	59	8,959
FactSet Research Systems, Inc.	52	23,082
Federated Hermes, Inc.	124	4,130
Franklin Resources, Inc.	390	12,281
Goldman Sachs Group, Inc. (The)	466	192,621
Greenhill & Co., Inc.	15	236
Interactive Brokers Group, Inc. (Class A Stock)	128	9,069
Intercontinental Exchange, Inc.	772	106,891
Invesco Ltd.	458	11,638
Janus Henderson Group PLC	224	10,416
Jefferies Financial Group, Inc.	256	11,008
MarketAxess Holdings, Inc.	56	22,885
Moody’s Corp.	232	93,763
Morgan Stanley	2,007	206,279
MSCI, Inc.	117	77,791
Nasdaq, Inc.	164	34,419
Northern Trust Corp.	289	35,559
Piper Sandler Cos.	20	3,294
Raymond James Financial, Inc.	262	25,831
S&P Global, Inc.	341	161,689

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
SEI Investments Co.	153	$9,645
State Street Corp.	499	49,176
Stifel Financial Corp.	139	10,129
StoneX Group, Inc.*	19	1,313
T. Rowe Price Group, Inc.	316	68,534
Virtus Investment Partners, Inc.	10	3,200
WisdomTree Investments, Inc.	69	441
		1,806,802
Chemicals 1.7%
AdvanSix, Inc.*	44	2,138
Air Products & Chemicals, Inc.	308	92,341
Albemarle Corp.	161	40,326
American Vanguard Corp.	23	358
Ashland Global Holdings, Inc.	76	7,297
Avient Corp.	127	6,843
Balchem Corp.	44	6,736
Cabot Corp.	80	4,268
Celanese Corp.	153	24,711
CF Industries Holdings, Inc.	305	17,324
Chemours Co. (The)	203	5,688
Corteva, Inc.	1,016	43,840
Dow, Inc.	1,026	57,425
DuPont de Nemours, Inc.	718	49,973
Eastman Chemical Co.	184	19,142
Ecolab, Inc.	348	77,333
Ferro Corp.*	87	1,829
FMC Corp.	173	15,745
FutureFuel Corp.	23	162
GCP Applied Technologies, Inc.*	62	1,402
Hawkins, Inc.	15	550
HB Fuller Co.	70	4,936
Ingevity Corp.*	56	4,363
Innospec, Inc.	33	2,990
International Flavors & Fragrances, Inc.	347	51,165
Koppers Holdings, Inc.*	15	526
Kraton Corp.*	40	1,826
Linde PLC (United Kingdom)	721	230,143
Livent Corp.*	192	5,418
LyondellBasell Industries NV (Class A Stock)	370	34,343
Minerals Technologies, Inc.	50	3,547

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Mosaic Co. (The)	463	$19,247
NewMarket Corp.	10	3,400
Olin Corp.	206	11,738
PPG Industries, Inc.	329	52,828
Quaker Chemical Corp.	18	4,425
Rayonier Advanced Materials, Inc.*	46	330
RPM International, Inc.	176	15,347
Scotts Miracle-Gro Co. (The)	54	8,017
Sensient Technologies Corp.	62	5,927
Sherwin-Williams Co. (The)	342	108,281
Stepan Co.	27	3,241
Tredegar Corp.	15	181
Trinseo PLC	49	2,747
Valvoline, Inc.	254	8,626
		1,059,023
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	91	4,005
Brady Corp. (Class A Stock)	65	3,386
Brink’s Co. (The)	62	4,271
Cintas Corp.	121	52,405
Clean Harbors, Inc.*	74	8,328
Copart, Inc.*	300	46,587
CoreCivic, Inc.*	103	887
Deluxe Corp.	54	1,926
Harsco Corp.*	74	1,265
Healthcare Services Group, Inc.	88	1,689
Herman Miller, Inc.	85	3,308
HNI Corp.	52	1,945
IAA, Inc.*	179	10,677
Interface, Inc.	46	661
KAR Auction Services, Inc.*	162	2,377
Matthews International Corp. (Class A Stock)	31	1,065
MSA Safety, Inc.	49	7,498
Pitney Bowes, Inc.	172	1,194
Republic Services, Inc.	293	39,438
Rollins, Inc.	315	11,097
Stericycle, Inc.*	121	8,097
Tetra Tech, Inc.	73	12,823
UniFirst Corp.	21	4,157
US Ecology, Inc.*	24	773

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.*	23	$1,021
Waste Management, Inc.	531	85,082
		315,962
Communications Equipment 0.8%
ADTRAN, Inc.	35	647
Applied Optoelectronics, Inc.*	15	115
Arista Networks, Inc.*	77	31,546
CalAmp Corp.*	23	221
Ciena Corp.*	207	11,238
Cisco Systems, Inc.	5,813	325,354
Comtech Telecommunications Corp.	25	539
Digi International, Inc.*	23	496
Extreme Networks, Inc.*	118	1,160
F5 Networks, Inc.*	91	19,215
Harmonic, Inc.*	44	399
Juniper Networks, Inc.	433	12,782
Lumentum Holdings, Inc.*	101	8,341
Motorola Solutions, Inc.	238	59,164
NETGEAR, Inc.*	39	1,124
NetScout Systems, Inc.*	83	2,246
Plantronics, Inc.*	41	1,097
Viasat, Inc.*	104	6,208
Viavi Solutions, Inc.*	303	4,666
		486,558
Construction & Engineering 0.1%
AECOM*	195	13,332
Arcosa, Inc.	67	3,466
Comfort Systems USA, Inc.	52	4,756
Dycom Industries, Inc.*	45	3,574
EMCOR Group, Inc.	73	8,869
Fluor Corp.*	198	3,849
Granite Construction, Inc.	47	1,745
MasTec, Inc.*	75	6,685
Matrix Service Co.*	31	317
MYR Group, Inc.*	24	2,451
Quanta Services, Inc.	189	22,922
Valmont Industries, Inc.	30	7,169
		79,135

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Construction Materials 0.1%
Eagle Materials, Inc.	62	$9,198
Martin Marietta Materials, Inc.	88	34,570
Vulcan Materials Co.	188	35,743
		79,511
Consumer Finance 0.6%
American Express Co.	890	154,664
Capital One Financial Corp.	620	93,639
Discover Financial Services	410	46,461
Encore Capital Group, Inc.*	39	2,107
Enova International, Inc.*	39	1,265
EZCORP, Inc. (Class A Stock)*	31	231
FirstCash, Inc.	53	4,689
Green Dot Corp. (Class A Stock)*	65	2,753
LendingTree, Inc.*	14	2,260
Navient Corp.	204	4,019
PRA Group, Inc.*	47	2,015
PROG Holdings, Inc.	91	3,681
SLM Corp.	400	7,340
Synchrony Financial	778	36,138
World Acceptance Corp.*	8	1,483
		362,745
Containers & Packaging 0.3%
Amcor PLC	2,072	25,009
AptarGroup, Inc.	88	10,629
Avery Dennison Corp.	114	24,820
Ball Corp.	455	41,623
Greif, Inc. (Class A Stock)	34	2,199
International Paper Co.	544	27,020
Myers Industries, Inc.	27	556
O-I Glass, Inc.*	192	2,506
Packaging Corp. of America	138	18,957
Sealed Air Corp.	204	12,101
Silgan Holdings, Inc.	98	3,940
Sonoco Products Co.	142	8,229
Westrock Co.	357	17,172
		194,761

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Distributors 0.1%
Genuine Parts Co.	203	$26,615
LKQ Corp.*	375	20,655
Pool Corp.	56	28,849
		76,119
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	74	2,733
American Public Education, Inc.*	15	375
Graham Holdings Co. (Class B Stock)	9	5,272
Grand Canyon Education, Inc.*	67	5,340
H&R Block, Inc.	213	4,914
Perdoceo Education Corp.*	69	733
Service Corp. International	228	15,616
Strategic Education, Inc.	38	2,592
WW International, Inc.*	54	937
		38,512
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*	2,550	731,875
Diversified Telecommunication Services 0.9%
AT&T, Inc.	9,846	248,710
ATN International, Inc.	15	612
Cogent Communications Holdings, Inc.	54	4,136
Consolidated Communications Holdings, Inc.*	46	340
Iridium Communications, Inc.*	178	7,218
Lumen Technologies, Inc.	1,336	15,845
Verizon Communications, Inc.	5,707	302,414
		579,275
Electric Utilities 1.4%
ALLETE, Inc.	67	4,123
Alliant Energy Corp.	354	20,026
American Electric Power Co., Inc.	688	58,280
Duke Energy Corp.	1,052	107,315
Edison International	530	33,353
Entergy Corp.	282	29,052
Evergy, Inc.	322	20,527
Eversource Energy	475	40,327

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	1,339	$71,221
FirstEnergy Corp.	758	29,206
Hawaiian Electric Industries, Inc.	140	5,678
IDACORP, Inc.	68	7,094
NextEra Energy, Inc.	2,702	230,562
NRG Energy, Inc.	326	13,004
OGE Energy Corp.	256	8,722
Pinnacle West Capital Corp.	152	9,802
PNM Resources, Inc.	119	5,920
PPL Corp.	1,031	29,693
Southern Co. (The)	1,449	90,302
Xcel Energy, Inc.	740	47,797
		862,004
Electrical Equipment 0.6%
Acuity Brands, Inc.	52	10,682
AMETEK, Inc.	323	42,765
AZZ, Inc.	34	1,806
Eaton Corp. PLC	547	90,124
Emerson Electric Co.	823	79,839
Encore Wire Corp.	32	4,290
EnerSys	63	5,043
Generac Holdings, Inc.*	88	43,873
Hubbell, Inc.	77	15,352
nVent Electric PLC	232	8,224
Powell Industries, Inc.	8	207
Regal Rexnord Corp.	99	15,081
Rockwell Automation, Inc.	161	51,423
Sunrun, Inc.*	282	16,266
Vicor Corp.*	29	4,396
		389,371
Electronic Equipment, Instruments & Components 0.9%
Advanced Energy Industries, Inc.	56	5,142
Amphenol Corp. (Class A Stock)	821	63,028
Arlo Technologies, Inc.*	76	524
Arrow Electronics, Inc.*	101	11,691
Avnet, Inc.	120	4,573
Badger Meter, Inc.	46	4,704
Belden, Inc.	52	3,131

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Benchmark Electronics, Inc.	39	$909
CDW Corp.	189	35,277
Cognex Corp.	251	21,985
Coherent, Inc.*	36	9,158
Corning, Inc.	1,063	37,811
CTS Corp.	31	1,104
Daktronics, Inc.*	39	216
ePlus, Inc.*	18	1,990
Fabrinet (Thailand)*	54	5,184
FARO Technologies, Inc.*	31	2,281
II-VI, Inc.*	140	8,471
Insight Enterprises, Inc.*	54	5,114
IPG Photonics Corp.*	48	7,632
Itron, Inc.*	70	5,444
Jabil, Inc.	199	11,932
Keysight Technologies, Inc.*	260	46,805
Knowles Corp.*	100	2,084
Littelfuse, Inc.	37	10,898
Methode Electronics, Inc.	51	2,146
National Instruments Corp.	171	7,262
OSI Systems, Inc.*	25	2,328
PC Connection, Inc.	15	691
Plexus Corp.*	44	3,842
Rogers Corp.*	27	5,430
Sanmina Corp.*	86	3,247
ScanSource, Inc.*	31	1,109
SYNNEX Corp.	60	6,300
TE Connectivity Ltd.	456	66,576
Teledyne Technologies, Inc.*	66	29,649
Trimble, Inc.*	354	30,929
TTM Technologies, Inc.*	116	1,536
Vishay Intertechnology, Inc.	166	3,191
Vontier Corp.	212	7,172
Zebra Technologies Corp. (Class A Stock)*	76	40,580
		519,076
Energy Equipment & Services 0.3%
Archrock, Inc.	88	721
Baker Hughes Co.	1,131	28,365
Bristow Group, Inc.*	38	1,315
ChampionX Corp.*	276	7,239

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Core Laboratories NV	55	$1,430
DMC Global, Inc.*	24	1,003
Dril-Quip, Inc.*	39	919
Halliburton Co.	1,234	30,838
Helix Energy Solutions Group, Inc.*	108	408
Helmerich & Payne, Inc.	142	4,408
Nabors Industries Ltd.*	14	1,435
NOV, Inc.*	519	7,276
Oceaneering International, Inc.*	93	1,265
Oil States International, Inc.*	54	327
Patterson-UTI Energy, Inc.	196	1,678
ProPetro Holding Corp.*	66	633
RPC, Inc.*	69	372
Schlumberger NV	1,915	61,778
US Silica Holdings, Inc.*	62	600
		152,010
Entertainment 1.7%
Activision Blizzard, Inc.	1,065	83,272
Cinemark Holdings, Inc.*	126	2,369
Electronic Arts, Inc.	398	55,819
Live Nation Entertainment, Inc.*	179	18,106
Marcus Corp. (The)*	15	278
Netflix, Inc.*	612	422,470
Take-Two Interactive Software, Inc.*	158	28,598
Walt Disney Co. (The)*	2,498	422,337
World Wrestling Entertainment, Inc. (Class A Stock)	65	3,971
		1,037,220
Equity Real Estate Investment Trusts (REITs) 2.9%
Acadia Realty Trust	95	2,031
Agree Realty Corp.	101	7,177
Alexander & Baldwin, Inc.	63	1,545
Alexandria Real Estate Equities, Inc.	197	40,216
American Assets Trust, Inc.	54	2,043
American Campus Communities, Inc.	196	10,529
American Tower Corp.	626	176,513
Apartment Income REIT Corp.	221	11,848
Armada Hoffler Properties, Inc.	27	370
AvalonBay Communities, Inc.	198	46,863

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties, Inc.	200	$22,728
Brandywine Realty Trust	171	2,266
Brixmor Property Group, Inc.	391	9,165
Camden Property Trust	142	23,160
CareTrust REIT, Inc.	109	2,262
Centerspace	15	1,519
Chatham Lodging Trust*	19	241
Community Healthcare Trust, Inc.	21	1,005
CoreSite Realty Corp.	60	8,548
Corporate Office Properties Trust	150	4,068
Cousins Properties, Inc.	203	8,041
Crown Castle International Corp.	595	107,278
CyrusOne, Inc.	166	13,615
DiamondRock Hospitality Co.*	204	1,844
Digital Realty Trust, Inc.	388	61,230
Diversified Healthcare Trust	239	870
Douglas Emmett, Inc.	240	7,843
Duke Realty Corp.	505	28,401
Easterly Government Properties, Inc.	80	1,682
EastGroup Properties, Inc.	56	11,076
EPR Properties	91	4,569
Equinix, Inc.	128	107,145
Equity Residential	464	40,090
Essential Properties Realty Trust, Inc.	145	4,320
Essex Property Trust, Inc.	90	30,594
Extra Space Storage, Inc.	191	37,698
Federal Realty Investment Trust	96	11,554
First Industrial Realty Trust, Inc.	173	10,074
Four Corners Property Trust, Inc.	86	2,494
Franklin Street Properties Corp.	131	589
GEO Group, Inc. (The)	120	982
Getty Realty Corp.	42	1,349
Global Net Lease, Inc.	92	1,474
Healthcare Realty Trust, Inc.	182	6,017
Healthpeak Properties, Inc.	720	25,567
Hersha Hospitality Trust*	15	134
Highwoods Properties, Inc.	145	6,502
Host Hotels & Resorts, Inc.*	949	15,972
Hudson Pacific Properties, Inc.	199	5,124
Independence Realty Trust, Inc.	113	2,670
Industrial Logistics Properties Trust	77	2,163
Innovative Industrial Properties, Inc.	36	9,471

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.	386	$17,617
iStar, Inc.	93	2,347
JBG SMITH Properties	159	4,589
Kilroy Realty Corp.	140	9,433
Kimco Realty Corp.	850	19,210
Kite Realty Group Trust	304	6,171
Lamar Advertising Co. (Class A Stock)	119	13,471
Lexington Realty Trust	352	5,129
Life Storage, Inc.	112	14,987
LTC Properties, Inc.	46	1,466
Macerich Co. (The)	289	5,228
Mack-Cali Realty Corp.*	100	1,819
Medical Properties Trust, Inc.	789	16,829
Mid-America Apartment Communities, Inc.	166	33,899
National Retail Properties, Inc.	234	10,614
National Storage Affiliates Trust	103	6,433
NexPoint Residential Trust, Inc.	31	2,195
Office Properties Income Trust	49	1,255
Omega Healthcare Investors, Inc.	310	9,102
Park Hotels & Resorts, Inc.*	315	5,837
Pebblebrook Hotel Trust	163	3,661
Physicians Realty Trust	279	5,304
PotlatchDeltic Corp.	98	5,122
Prologis, Inc.	1,015	147,134
PS Business Parks, Inc.	33	5,864
Public Storage	210	69,758
Rayonier, Inc.	183	6,831
Realty Income Corp.	732	52,287
Regency Centers Corp.	211	14,856
Retail Opportunity Investments Corp.	133	2,363
Rexford Industrial Realty, Inc.	198	13,306
RPT Realty	62	824
Sabra Health Care REIT, Inc.	279	3,948
Safehold, Inc.	21	1,569
Saul Centers, Inc.	8	371
SBA Communications Corp.	151	52,145
Service Properties Trust	190	2,046
Simon Property Group, Inc.	451	66,108
SITE Centers Corp.	223	3,543
SL Green Realty Corp.	93	6,516
Spirit Realty Capital, Inc.	155	7,584
STORE Capital Corp.	325	11,157

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Hotel Properties, Inc.*	73	$730
Tanger Factory Outlet Centers, Inc.	115	1,932
UDR, Inc.	377	20,935
Uniti Group, Inc.	309	4,422
Universal Health Realty Income Trust	20	1,139
Urban Edge Properties	131	2,296
Urstadt Biddle Properties, Inc. (Class A Stock)	15	295
Ventas, Inc.	542	28,927
Vornado Realty Trust	225	9,592
Washington Real Estate Investment Trust	100	2,535
Welltower, Inc.	578	46,471
Weyerhaeuser Co.	1,033	36,899
Whitestone REIT	23	211
Xenia Hotels & Resorts, Inc.*	125	2,225
		1,771,066
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	25	851
BJ’s Wholesale Club Holdings, Inc.*	196	11,454
Casey’s General Stores, Inc.	52	9,960
Chefs’ Warehouse, Inc. (The)*	23	802
Costco Wholesale Corp.	618	303,772
Grocery Outlet Holding Corp.*	109	2,419
Kroger Co. (The)	927	37,099
Performance Food Group Co.*	207	9,363
PriceSmart, Inc.	31	2,230
SpartanNash Co.	15	347
Sprouts Farmers Market, Inc.*	145	3,210
Sysco Corp.	703	54,061
United Natural Foods, Inc.*	83	3,601
Walgreens Boots Alliance, Inc.	987	46,409
Walmart, Inc.	1,966	293,760
		779,338
Food Products 0.9%
Archer-Daniels-Midland Co.	771	49,529
B&G Foods, Inc.	70	2,061
Calavo Growers, Inc.	23	925
Cal-Maine Foods, Inc.	41	1,478
Campbell Soup Co.	272	10,866

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	642	$20,672
Darling Ingredients, Inc.*	220	18,594
Flowers Foods, Inc.	258	6,385
Fresh Del Monte Produce, Inc.	39	1,306
General Mills, Inc.	841	51,974
Hain Celestial Group, Inc. (The)*	103	4,622
Hershey Co. (The)	206	36,122
Hormel Foods Corp.	378	15,997
Ingredion, Inc.	89	8,475
J & J Snack Foods Corp.	21	3,099
J.M. Smucker Co. (The)	149	18,306
John B. Sanfilippo & Son, Inc.	13	1,098
Kellogg Co.	359	22,007
Kraft Heinz Co. (The)	921	33,055
Lamb Weston Holdings, Inc.	197	11,121
Lancaster Colony Corp.	30	5,100
McCormick & Co., Inc.	337	27,037
Mondelez International, Inc. (Class A Stock)	1,921	116,682
Pilgrim’s Pride Corp.*	62	1,746
Post Holdings, Inc.*	78	7,915
Sanderson Farms, Inc.	37	7,010
Seneca Foods Corp. (Class A Stock)*	12	620
Simply Good Foods Co. (The)*	109	4,322
Tootsie Roll Industries, Inc.	15	475
TreeHouse Foods, Inc.*	74	2,674
Tyson Foods, Inc. (Class A Stock)	413	33,028
		524,301
Gas Utilities 0.1%
Atmos Energy Corp.	178	16,397
Chesapeake Utilities Corp.	29	3,801
National Fuel Gas Co.	119	6,834
New Jersey Resources Corp.	142	5,369
Northwest Natural Holding Co.	43	1,939
ONE Gas, Inc.	67	4,509
South Jersey Industries, Inc.	127	2,891
Southwest Gas Holdings, Inc.	82	5,679
Spire, Inc.	74	4,644
UGI Corp.	279	12,111
		64,174

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	2,434	$313,718
ABIOMED, Inc.*	64	21,251
Align Technology, Inc.*	105	65,559
AngioDynamics, Inc.*	23	658
Avanos Medical, Inc.*	62	1,955
Baxter International, Inc.	691	54,561
Becton, Dickinson & Co.	395	94,638
BioLife Solutions, Inc.*	40	2,126
Boston Scientific Corp.*	1,944	83,845
Cardiovascular Systems, Inc.*	44	1,543
CONMED Corp.	44	6,436
Cooper Cos., Inc. (The)	70	29,184
CryoLife, Inc.*	23	475
Cutera, Inc.*	18	774
DENTSPLY SIRONA, Inc.	293	16,763
Dexcom, Inc.*	137	85,380
Edwards Lifesciences Corp.*	860	103,045
Envista Holdings Corp.*	205	8,015
Glaukos Corp.*	70	3,200
Globus Medical, Inc. (Class A Stock)*	110	8,489
Haemonetics Corp.*	70	4,810
Heska Corp.*	16	3,576
Hill-Rom Holdings, Inc.	91	14,096
Hologic, Inc.*	345	25,292
ICU Medical, Inc.*	29	6,790
IDEXX Laboratories, Inc.*	120	79,937
Inogen, Inc.*	25	991
Integer Holdings Corp.*	47	4,231
Integra LifeSciences Holdings Corp.*	105	6,978
Intuitive Surgical, Inc.*	495	178,759
Invacare Corp.*	31	153
Lantheus Holdings, Inc.*	68	1,590
LeMaitre Vascular, Inc.	18	936
LivaNova PLC*	74	5,677
Masimo Corp.*	70	19,848
Medtronic PLC	1,843	220,902
Meridian Bioscience, Inc.*	34	640
Merit Medical Systems, Inc.*	69	4,641
Mesa Laboratories, Inc.	8	2,446
Natus Medical, Inc.*	31	777
Neogen Corp.*	154	6,516
NuVasive, Inc.*	74	3,949

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
OraSure Technologies, Inc.*	34	$363
Orthofix Medical, Inc.*	23	828
Penumbra, Inc.*	48	13,274
Quidel Corp.*	59	7,833
ResMed, Inc.	199	52,319
STAAR Surgical Co.*	65	7,700
STERIS PLC	142	33,191
Stryker Corp.	462	122,924
Surmodics, Inc.*	15	835
Tactile Systems Technology, Inc.*	12	414
Tandem Diabetes Care, Inc.*	85	11,588
Teleflex, Inc.	74	26,414
Varex Imaging Corp.*	30	805
West Pharmaceutical Services, Inc.	102	43,848
Zimmer Biomet Holdings, Inc.	290	41,505
Zynex, Inc.*	15	188
		1,859,179
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	133	8,246
Addus HomeCare Corp.*	19	1,776
Amedisys, Inc.*	44	7,451
AmerisourceBergen Corp.	209	25,502
AMN Healthcare Services, Inc.*	70	6,909
Anthem, Inc.	337	146,639
Apollo Medical Holdings, Inc.*	50	3,431
Cardinal Health, Inc.	391	18,694
Centene Corp.*	803	57,206
Chemed Corp.	24	11,574
Cigna Corp.	472	100,824
Community Health Systems, Inc.*	112	1,467
CorVel Corp.*	14	2,565
Covetrus, Inc.*	116	2,342
Cross Country Healthcare, Inc.*	23	477
CVS Health Corp.	1,819	162,400
DaVita, Inc.*	93	9,601
Encompass Health Corp.	135	8,581
Ensign Group, Inc. (The)	68	5,305
Fulgent Genetics, Inc.*	24	1,990
Hanger, Inc.*	46	859
HCA Healthcare, Inc.	347	86,910

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
HealthEquity, Inc.*	111	$7,346
Henry Schein, Inc.*	188	14,354
Humana, Inc.	180	83,369
Joint Corp. (The)*	20	1,750
Laboratory Corp. of America Holdings*	136	39,035
LHC Group, Inc.*	43	5,787
Magellan Health, Inc.*	34	3,224
McKesson Corp.	216	44,902
MEDNAX, Inc.*	105	2,859
ModivCare, Inc.*	20	3,255
Molina Healthcare, Inc.*	80	23,658
Option Care Health, Inc.*	200	5,466
Owens & Minor, Inc.	113	4,054
Patterson Cos., Inc.	106	3,314
Pennant Group, Inc. (The)*	29	741
Progyny, Inc.*	92	5,651
Quest Diagnostics, Inc.	170	24,953
R1 RCM, Inc.*	157	3,407
RadNet, Inc.*	46	1,430
Select Medical Holdings Corp.	145	4,817
Tenet Healthcare Corp.*	145	10,391
Tivity Health, Inc.*	43	1,076
UnitedHealth Group, Inc.	1,306	601,374
Universal Health Services, Inc. (Class B Stock)	104	12,906
US Physical Therapy, Inc.	21	2,265
		1,582,133
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	171	2,356
Cerner Corp.	405	30,087
Computer Programs & Systems, Inc.*	15	542
HealthStream, Inc.*	15	399
NextGen Healthcare, Inc.*	30	494
Omnicell, Inc.*	67	11,936
OptimizeRx Corp.*	20	1,934
Simulations Plus, Inc.	23	1,161
Tabula Rasa HealthCare, Inc.*	31	842
		49,751

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.9%
BJ’s Restaurants, Inc.*	21	$700
Bloomin’ Brands, Inc.*	100	2,162
Booking Holdings, Inc.*	57	137,984
Boyd Gaming Corp.*	110	7,016
Brinker International, Inc.*	65	2,727
Caesars Entertainment, Inc.*	295	32,291
Carnival Corp.*	1,072	23,756
Cheesecake Factory, Inc. (The)*	55	2,235
Chipotle Mexican Grill, Inc.*	40	71,161
Choice Hotels International, Inc.	44	6,187
Churchill Downs, Inc.	49	11,270
Chuy’s Holdings, Inc.*	15	437
Cracker Barrel Old Country Store, Inc.	38	5,060
Darden Restaurants, Inc.	179	25,801
Dave & Buster’s Entertainment, Inc.*	42	1,559
Dine Brands Global, Inc.*	23	1,944
Domino’s Pizza, Inc.	53	25,915
El Pollo Loco Holdings, Inc.*	24	353
Expedia Group, Inc.*	202	33,211
Fiesta Restaurant Group, Inc.*	23	242
Hilton Worldwide Holdings, Inc.*	388	55,853
Jack in the Box, Inc.	29	2,870
Las Vegas Sands Corp.*	468	18,163
Marriott International, Inc. (Class A Stock)*	381	60,968
Marriott Vacations Worldwide Corp.	64	10,062
McDonald’s Corp.	1,031	253,162
MGM Resorts International	548	25,844
Monarch Casino & Resort, Inc.*	15	1,083
Norwegian Cruise Line Holdings Ltd.*	496	12,757
Papa John’s International, Inc.	49	6,080
Penn National Gaming, Inc.*	225	16,110
Red Robin Gourmet Burgers, Inc.*	8	159
Royal Caribbean Cruises Ltd.*	310	26,173
Ruth’s Hospitality Group, Inc.*	23	445
Scientific Games Corp.*	130	10,407
Shake Shack, Inc. (Class A Stock)*	50	3,459
Six Flags Entertainment Corp.*	111	4,565
Starbucks Corp.	1,625	172,364
Texas Roadhouse, Inc.	91	8,082
Travel + Leisure Co.	127	6,901
Wendy’s Co. (The)	222	4,951
Wingstop, Inc.	42	7,244

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Hotels & Resorts, Inc.	124	$10,474
Wynn Resorts Ltd.*	144	12,931
Yum! Brands, Inc.	410	51,225
		1,174,343
Household Durables 0.5%
Cavco Industries, Inc.*	14	3,365
Century Communities, Inc.	39	2,615
D.R. Horton, Inc.	455	40,618
Ethan Allen Interiors, Inc.	15	348
Garmin Ltd.	212	30,443
Helen of Troy Ltd.*	36	8,098
Installed Building Products, Inc.	37	4,701
iRobot Corp.*	40	3,337
KB Home	122	4,898
La-Z-Boy, Inc.	62	2,061
Leggett & Platt, Inc.	191	8,948
Lennar Corp. (Class A Stock)	382	38,173
LGI Homes, Inc.*	30	4,479
M/I Homes, Inc.*	39	2,233
MDC Holdings, Inc.	77	3,772
Meritage Homes Corp.*	54	5,870
Mohawk Industries, Inc.*	81	14,354
Newell Brands, Inc.	504	11,537
NVR, Inc.*	5	24,474
PulteGroup, Inc.	357	17,165
Taylor Morrison Home Corp.*	161	4,915
Tempur Sealy International, Inc.	269	11,962
Toll Brothers, Inc.	150	9,026
TopBuild Corp.*	46	11,821
Tri Pointe Homes, Inc.*	144	3,483
Tupperware Brands Corp.*	62	1,379
Universal Electronics, Inc.*	23	947
Whirlpool Corp.	85	17,921
		292,943
Household Products 1.1%
Central Garden & Pet Co.*	15	774
Central Garden & Pet Co. (Class A Stock)*	43	1,986
Church & Dwight Co., Inc.	344	30,052

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Clorox Co. (The)	168	$27,386
Colgate-Palmolive Co.	1,157	88,152
Energizer Holdings, Inc.	80	2,917
Kimberly-Clark Corp.	465	60,213
Procter & Gamble Co. (The)	3,335	476,872
WD-40 Co.	20	4,540
		692,892
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	893	22,441
Industrial Conglomerates 1.0%
3M Co.	794	141,872
General Electric Co.	1,512	158,563
Honeywell International, Inc.	955	208,782
Raven Industries, Inc.*	44	2,544
Roper Technologies, Inc.	148	72,205
		583,966
Insurance 2.0%
Aflac, Inc.	843	45,244
Alleghany Corp.*	20	13,028
Allstate Corp. (The)	404	49,963
Ambac Financial Group, Inc.*	42	710
American Equity Investment Life Holding Co.	104	3,314
American Financial Group, Inc.	92	12,516
American International Group, Inc.	1,175	69,431
AMERISAFE, Inc.	26	1,541
Aon PLC (Class A Stock)	315	100,775
Arthur J. Gallagher & Co.	287	48,121
Assurant, Inc.	85	13,711
Assured Guaranty Ltd.	106	5,891
Brighthouse Financial, Inc.*	114	5,726
Brown & Brown, Inc.	316	19,943
Chubb Ltd.	603	117,814
Cincinnati Financial Corp.	213	25,867
CNO Financial Group, Inc.	184	4,442
eHealth, Inc.*	26	1,153
Employers Holdings, Inc.	28	1,081
Everest Re Group Ltd.	56	14,644

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
First American Financial Corp.	150	$10,971
Genworth Financial, Inc. (Class A Stock)*	617	2,536
Globe Life, Inc.	127	11,305
Hanover Insurance Group, Inc. (The)	48	6,048
Hartford Financial Services Group, Inc. (The)	475	34,642
HCI Group, Inc.	11	1,474
Horace Mann Educators Corp.	47	1,841
James River Group Holdings Ltd.	38	1,214
Kemper Corp.	86	5,459
Kinsale Capital Group, Inc.	29	5,427
Lincoln National Corp.	243	17,532
Loews Corp.	277	15,531
Marsh & McLennan Cos., Inc.	695	115,926
Mercury General Corp.	34	1,853
MetLife, Inc.	998	62,674
Old Republic International Corp.	359	9,273
Palomar Holdings, Inc.*	29	2,652
Primerica, Inc.	59	9,926
Principal Financial Group, Inc.	342	22,945
ProAssurance Corp.	69	1,581
Progressive Corp. (The)	801	75,999
Prudential Financial, Inc.(g)	531	58,437
Reinsurance Group of America, Inc.	95	11,218
RenaissanceRe Holdings Ltd. (Bermuda)	64	9,075
RLI Corp.	52	5,632
Safety Insurance Group, Inc.	22	1,725
Selective Insurance Group, Inc.	80	6,270
Selectquote, Inc.*	165	2,193
SiriusPoint Ltd. (Bermuda)*	69	649
Stewart Information Services Corp.	34	2,420
Travelers Cos., Inc. (The)	341	54,860
Trupanion, Inc.*	42	4,301
United Fire Group, Inc.	27	552
Universal Insurance Holdings, Inc.	39	576
Unum Group	282	7,182
W.R. Berkley Corp.	191	15,204
Willis Towers Watson PLC	176	42,641
		1,194,659
Interactive Media & Services 5.8%
Alphabet, Inc. (Class A Stock)*	416	1,231,743

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	389	$1,153,544
Match Group, Inc.*	380	57,296
Meta Platforms, Inc. (Class A Stock)*	3,286	1,063,251
QuinStreet, Inc.*	54	756
TripAdvisor, Inc.*	129	4,253
Twitter, Inc.*	1,092	58,466
Yelp, Inc.*	93	3,593
Ziff Davis, Inc.*	70	8,979
		3,581,881
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	601	2,026,830
eBay, Inc.	886	67,974
Etsy, Inc.*	181	45,375
Liquidity Services, Inc.*	39	861
PetMed Express, Inc.	15	427
Shutterstock, Inc.	39	4,725
		2,146,192
IT Services 4.0%
Accenture PLC (Class A Stock)	881	316,094
Akamai Technologies, Inc.*	228	24,045
Alliance Data Systems Corp.	69	5,882
Automatic Data Processing, Inc.	584	131,102
Broadridge Financial Solutions, Inc.	159	28,367
Cognizant Technology Solutions Corp. (Class A Stock)	725	56,615
Concentrix Corp.	65	11,549
CSG Systems International, Inc.	39	1,952
DXC Technology Co.*	341	11,106
EVERTEC, Inc. (Puerto Rico)	82	3,707
ExlService Holdings, Inc.*	45	5,518
Fidelity National Information Services, Inc.	850	94,129
Fiserv, Inc.*	824	81,156
FleetCor Technologies, Inc.*	116	28,700
Gartner, Inc.*	119	39,497
Genpact Ltd.	230	11,350
Global Payments, Inc.	408	58,340
International Business Machines Corp.	1,236	154,624
Jack Henry & Associates, Inc.	101	16,814
LiveRamp Holdings, Inc.*	103	5,512

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	1,209	$405,644
Maximus, Inc.	83	7,019
Paychex, Inc.	443	54,613
PayPal Holdings, Inc.*	1,618	376,331
Perficient, Inc.*	51	6,304
Sabre Corp.*	405	4,204
TTEC Holdings, Inc.	31	2,926
Unisys Corp.*	65	1,662
VeriSign, Inc.*	136	30,283
Visa, Inc. (Class A Stock)	2,319	491,095
Western Union Co. (The)	539	9,821
WEX, Inc.*	64	9,581
		2,485,542
Leisure Products 0.1%
Brunswick Corp.	106	9,867
Callaway Golf Co.*	152	4,112
Hasbro, Inc.	174	16,662
Mattel, Inc.*	453	9,880
Polaris, Inc.	77	8,851
Sturm Ruger & Co., Inc.	26	2,051
Vista Outdoor, Inc.*	64	2,678
YETI Holdings, Inc.*	121	11,898
		65,999
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	419	65,988
Bio-Rad Laboratories, Inc. (Class A Stock)*	34	27,019
Bio-Techne Corp.	57	29,848
Charles River Laboratories International, Inc.*	70	31,408
Danaher Corp.	885	275,916
Illumina, Inc.*	203	84,257
IQVIA Holdings, Inc.*	268	70,061
Medpace Holdings, Inc.*	41	9,289
Mettler-Toledo International, Inc.*	32	47,388
NeoGenomics, Inc.*	157	7,222
PerkinElmer, Inc.	154	27,241
Repligen Corp.*	70	20,335
Syneos Health, Inc.*	139	12,974

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	545	$345,023
Waters Corp.*	85	31,242
		1,085,211
Machinery 1.7%
AGCO Corp.	83	10,143
Alamo Group, Inc.	19	2,873
Albany International Corp. (Class A Stock)	46	3,710
Astec Industries, Inc.	24	1,281
Barnes Group, Inc.	49	2,055
Caterpillar, Inc.	753	153,620
Chart Industries, Inc.*	48	8,521
CIRCOR International, Inc.*	20	571
Colfax Corp.*	182	9,395
Crane Co.	73	7,539
Cummins, Inc.	197	47,249
Deere & Co.	393	134,528
Donaldson Co., Inc.	181	10,862
Dover Corp.	203	34,323
Enerpac Tool Group Corp.	60	1,253
EnPro Industries, Inc.	31	2,779
ESCO Technologies, Inc.	36	3,044
Federal Signal Corp.	78	3,339
Flowserve Corp.	163	5,480
Fortive Corp.	489	37,022
Franklin Electric Co., Inc.	57	4,924
Graco, Inc.	230	17,291
Greenbrier Cos., Inc. (The)	37	1,518
Hillenbrand, Inc.	102	4,637
IDEX Corp.	103	22,925
Illinois Tool Works, Inc.	400	91,148
Ingersoll Rand, Inc.*	560	30,106
ITT, Inc.	117	11,006
John Bean Technologies Corp.	44	6,501
Kennametal, Inc.	101	4,015
Lincoln Electric Holdings, Inc.	83	11,819
Lindsay Corp.	14	2,039
Meritor, Inc.*	85	2,069
Middleby Corp. (The)*	78	14,230
Mueller Industries, Inc.	75	3,948
Nordson Corp.	73	18,557

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Oshkosh Corp.	94	$10,058
Otis Worldwide Corp.	586	47,062
PACCAR, Inc.	484	43,376
Parker-Hannifin Corp.	184	54,573
Pentair PLC	225	16,643
Proto Labs, Inc.*	34	2,034
Snap-on, Inc.	76	15,446
SPX Corp.*	65	3,776
SPX FLOW, Inc.	62	4,632
Standex International Corp.	19	2,114
Stanley Black & Decker, Inc.	228	40,978
Tennant Co.	24	1,907
Terex Corp.	91	4,077
Timken Co. (The)	93	6,598
Titan International, Inc.*	32	231
Toro Co. (The)	145	13,843
Trinity Industries, Inc.	108	3,029
Wabash National Corp.	10	155
Watts Water Technologies, Inc. (Class A Stock)	40	7,601
Westinghouse Air Brake Technologies Corp.	261	23,681
Woodward, Inc.	90	10,166
Xylem, Inc.	254	33,170
		1,071,470
Marine 0.0%
Kirby Corp.*	75	3,931
Matson, Inc.	62	5,163
		9,094
Media 1.0%
AMC Networks, Inc. (Class A Stock)*	37	1,472
Cable One, Inc.	8	13,690
Charter Communications, Inc. (Class A Stock)*	176	118,781
Comcast Corp. (Class A Stock)	6,314	324,729
Discovery, Inc. (Class A Stock)*	205	4,805
Discovery, Inc. (Class C Stock)*	391	8,821
DISH Network Corp. (Class A Stock)*	331	13,594
EW Scripps Co. (The) (Class A Stock)	38	707
Fox Corp. (Class A Stock)	438	17,406
Fox Corp. (Class B Stock)	200	7,392

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Gannett Co., Inc.*	81	$470
Interpublic Group of Cos., Inc. (The)	528	19,309
John Wiley & Sons, Inc. (Class A Stock)	57	3,088
Meredith Corp.*	46	2,679
New York Times Co. (The) (Class A Stock)	229	12,501
News Corp. (Class A Stock)	523	11,977
News Corp. (Class B Stock)	148	3,339
Omnicom Group, Inc.	290	19,743
Scholastic Corp.	23	832
TechTarget, Inc.*	31	2,924
TEGNA, Inc.	279	5,485
ViacomCBS, Inc. (Class B Stock)	843	30,533
		624,277
Metals & Mining 0.4%
Allegheny Technologies, Inc.*	154	2,479
Arconic Corp.*	130	3,825
Carpenter Technology Corp.	62	1,915
Century Aluminum Co.*	31	409
Cleveland-Cliffs, Inc.*	617	14,876
Commercial Metals Co.	152	4,891
Compass Minerals International, Inc.	46	3,018
Freeport-McMoRan, Inc.	2,033	76,685
Haynes International, Inc.	12	482
Kaiser Aluminum Corp.	25	2,428
Materion Corp.	28	2,021
Newmont Corp.	1,095	59,130
Nucor Corp.	401	44,772
Olympic Steel, Inc.	15	405
Reliance Steel & Aluminum Co.	88	12,862
Royal Gold, Inc.	91	9,011
Steel Dynamics, Inc.	269	17,775
SunCoke Energy, Inc.	31	224
TimkenSteel Corp.*	23	321
United States Steel Corp.	337	8,893
Warrior Met Coal, Inc.	62	1,486
Worthington Industries, Inc.	47	2,553
		270,461

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	122	$1,847
ARMOUR Residential REIT, Inc.	39	410
Ellington Financial, Inc.	20	364
Franklin BSP Realty Trust, Inc.*	10	164
Granite Point Mortgage Trust, Inc.	46	616
Invesco Mortgage Capital, Inc.	189	594
KKR Real Estate Finance Trust, Inc.	31	673
New York Mortgage Trust, Inc.	399	1,752
PennyMac Mortgage Investment Trust	108	2,176
Ready Capital Corp.	40	619
Redwood Trust, Inc.	100	1,356
Two Harbors Investment Corp.	370	2,375
		12,946
Multiline Retail 0.5%
Big Lots, Inc.	46	2,036
Dollar General Corp.	327	72,437
Dollar Tree, Inc.*	325	35,022
Kohl’s Corp.	220	10,677
Macy’s, Inc.	434	11,488
Nordstrom, Inc.*	144	4,137
Ollie’s Bargain Outlet Holdings, Inc.*	90	6,089
Target Corp.	679	176,282
		318,168
Multi-Utilities 0.7%
Ameren Corp.	359	30,260
Avista Corp.	78	3,105
Black Hills Corp.	86	5,709
CenterPoint Energy, Inc.	821	21,379
CMS Energy Corp.	408	24,623
Consolidated Edison, Inc.	490	36,946
Dominion Energy, Inc.	1,105	83,903
DTE Energy Co.	270	30,604
MDU Resources Group, Inc.	251	7,713
NiSource, Inc.	515	12,705
NorthWestern Corp.	73	4,151
Public Service Enterprise Group, Inc.	701	44,724
Sempra Energy	444	56,668

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Unitil Corp.	20	$835
WEC Energy Group, Inc.	440	39,626
		402,951
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp.	383	4,075
APA Corp.	525	13,760
Bonanza Creek Energy, Inc.	48	2,695
Callon Petroleum Co.*	54	2,793
Chevron Corp.	2,670	305,688
CNX Resources Corp.*	283	4,135
ConocoPhillips	1,846	137,508
CONSOL Energy, Inc.*	30	825
Coterra Energy, Inc.	1,124	23,964
Devon Energy Corp.	858	34,389
Diamondback Energy, Inc.	232	24,868
Dorian LPG Ltd.	31	376
DT Midstream, Inc.	117	5,611
EOG Resources, Inc.	802	74,153
EQT Corp.*	404	8,044
Equitrans Midstream Corp.	561	5,784
Exxon Mobil Corp.	5,838	376,376
Green Plains, Inc.*	76	2,884
Hess Corp.	386	31,872
HollyFrontier Corp.	212	7,166
Kinder Morgan, Inc.	2,675	44,806
Laredo Petroleum, Inc.*	26	1,960
Marathon Oil Corp.	1,052	17,169
Marathon Petroleum Corp.	875	57,689
Matador Resources Co.	146	6,110
Murphy Oil Corp.	204	5,677
Occidental Petroleum Corp.	1,211	40,605
ONEOK, Inc.	616	39,190
Par Pacific Holdings, Inc.*	10	155
PBF Energy, Inc. (Class A Stock)*	112	1,636
PDC Energy, Inc.	135	7,062
Phillips 66	603	45,092
Pioneer Natural Resources Co.	311	58,151
Range Resources Corp.*	338	7,882
Ranger Oil Corp. (Class A Stock)*	15	496
Renewable Energy Group, Inc.*	69	4,416

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
REX American Resources Corp.*	5	$440
SM Energy Co.	169	5,800
Southwestern Energy Co.*	847	4,133
Talos Energy, Inc.*	23	298
Targa Resources Corp.	305	16,674
Valero Energy Corp.	563	43,537
Williams Cos., Inc. (The)	1,677	47,107
World Fuel Services Corp.	73	2,229
		1,525,280
Paper & Forest Products 0.0%
Clearwater Paper Corp.*	9	377
Domtar Corp.*	64	3,494
Glatfelter Corp.	15	246
Louisiana-Pacific Corp.	130	7,661
Mercer International, Inc. (Germany)	46	495
Neenah, Inc.	11	556
Schweitzer-Mauduit International, Inc.	51	1,777
Sylvamo Corp.*	49	1,380
		15,986
Personal Products 0.2%
Coty, Inc. (Class A Stock)*	421	3,570
Edgewell Personal Care Co.	73	2,554
elf Beauty, Inc.*	62	2,003
Estee Lauder Cos., Inc. (The) (Class A Stock)	329	106,704
Inter Parfums, Inc.	20	1,848
Medifast, Inc.	17	3,337
Nu Skin Enterprises, Inc. (Class A Stock)	60	2,409
USANA Health Sciences, Inc.*	13	1,262
		123,687
Pharmaceuticals 3.2%
Amphastar Pharmaceuticals, Inc.*	15	280
ANI Pharmaceuticals, Inc.*	8	299
Bristol-Myers Squibb Co.	3,057	178,529
Cara Therapeutics, Inc.*	39	657
Catalent, Inc.*	232	31,984
Collegium Pharmaceutical, Inc.*	19	373

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Corcept Therapeutics, Inc.*	117	$2,106
Eli Lilly & Co.	1,091	277,943
Endo International PLC*	165	701
Harmony Biosciences Holdings, Inc.*	30	1,244
Innoviva, Inc.*	54	942
Jazz Pharmaceuticals PLC*	90	11,974
Johnson & Johnson	3,616	588,974
Merck & Co., Inc.	3,480	306,414
Nektar Therapeutics*	207	3,138
Organon & Co.	353	12,973
Pacira BioSciences, Inc.*	54	2,823
Perrigo Co. PLC	168	7,585
Pfizer, Inc.	7,730	338,110
Phibro Animal Health Corp. (Class A Stock)	15	329
Prestige Consumer Healthcare, Inc.*	73	4,379
Supernus Pharmaceuticals, Inc.*	54	1,612
Viatris, Inc.	1,625	21,694
Zoetis, Inc.	650	140,530
		1,935,593
Professional Services 0.5%
ASGN, Inc.*	78	9,334
CACI International, Inc. (Class A Stock)*	33	9,492
Equifax, Inc.	174	48,273
Exponent, Inc.	78	8,954
Forrester Research, Inc.*	12	639
FTI Consulting, Inc.*	54	7,772
Heidrick & Struggles International, Inc.	15	703
IHS Markit Ltd.	548	71,635
Insperity, Inc.	54	6,750
Jacobs Engineering Group, Inc.	186	26,118
KBR, Inc.	199	8,446
Kelly Services, Inc. (Class A Stock)	15	270
Korn Ferry	85	6,563
Leidos Holdings, Inc.	194	19,396
ManpowerGroup, Inc.	73	7,055
ManTech International Corp. (Class A Stock)	33	2,845
Nielsen Holdings PLC	469	9,497
Resources Connection, Inc.	23	400
Robert Half International, Inc.	151	17,074
Science Applications International Corp.	77	6,913

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
TrueBlue, Inc.*	19	$529
Verisk Analytics, Inc.	228	47,942
		316,600
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	466	48,501
Jones Lang LaSalle, Inc.*	69	17,818
Marcus & Millichap, Inc.*	23	1,083
RE/MAX Holdings, Inc. (Class A Stock)	15	477
Realogy Holdings Corp.*	138	2,390
St. Joe Co. (The)	37	1,740
		72,009
Road & Rail 1.0%
ArcBest Corp.	41	3,684
Avis Budget Group, Inc.*	68	11,785
CSX Corp.	3,108	112,416
Heartland Express, Inc.	31	506
J.B. Hunt Transport Services, Inc.	122	24,057
Kansas City Southern	134	41,574
Knight-Swift Transportation Holdings, Inc.	229	12,982
Landstar System, Inc.	59	10,373
Marten Transport Ltd.	33	549
Norfolk Southern Corp.	339	99,344
Old Dominion Freight Line, Inc.	132	45,058
Ryder System, Inc.	78	6,626
Saia, Inc.*	36	11,255
Union Pacific Corp.	895	216,053
Werner Enterprises, Inc.	79	3,580
XPO Logistics, Inc.*	135	11,583
		611,425
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.*	1,665	200,183
Amkor Technology, Inc.	124	2,718
Analog Devices, Inc.	744	129,077
Applied Materials, Inc.	1,260	172,179
Axcelis Technologies, Inc.*	52	2,856
Broadcom, Inc.	570	303,052

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Brooks Automation, Inc.	108	$12,577
CEVA, Inc.*	23	1,049
Cirrus Logic, Inc.*	85	6,869
CMC Materials, Inc.	38	4,878
Cohu, Inc.*	51	1,634
Diodes, Inc.*	62	5,958
DSP Group, Inc.*	31	681
Enphase Energy, Inc.*	186	43,083
First Solar, Inc.*	137	16,384
FormFactor, Inc.*	95	3,779
Ichor Holdings Ltd.*	34	1,487
Intel Corp.	5,596	274,204
KLA Corp.	214	79,771
Kulicke & Soffa Industries, Inc. (Singapore)	85	4,845
Lam Research Corp.	201	113,278
Lattice Semiconductor Corp.*	181	12,569
MaxLinear, Inc.*	88	5,544
Microchip Technology, Inc.	756	56,012
Micron Technology, Inc.	1,551	107,174
MKS Instruments, Inc.	76	11,404
Monolithic Power Systems, Inc.	63	33,104
NVIDIA Corp.	3,439	879,249
NXP Semiconductors NV (China)	366	73,515
Onto Innovation, Inc.*	73	5,782
PDF Solutions, Inc.*	23	541
Photronics, Inc.*	46	598
Power Integrations, Inc.	87	8,979
Qorvo, Inc.*	151	25,403
QUALCOMM, Inc.	1,555	206,877
Rambus, Inc.*	145	3,374
Semtech Corp.*	93	7,908
Silicon Laboratories, Inc.*	60	11,326
Skyworks Solutions, Inc.	233	38,941
SMART Global Holdings, Inc.*	40	2,138
SolarEdge Technologies, Inc.*	72	25,537
SunPower Corp.*	100	3,366
Synaptics, Inc.*	49	9,534
Teradyne, Inc.	226	31,242
Texas Instruments, Inc.	1,267	237,537
Ultra Clean Holdings, Inc.*	53	2,627
Universal Display Corp.	67	12,274
Veeco Instruments, Inc.*	36	874

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Wolfspeed, Inc.*	158	$18,977
Xilinx, Inc.	342	61,560
		3,274,508
Software 9.1%
8x8, Inc.*	130	2,946
ACI Worldwide, Inc.*	152	4,663
Adobe, Inc.*	657	427,286
Agilysys, Inc.*	31	1,479
Alarm.com Holdings, Inc.*	60	5,056
ANSYS, Inc.*	123	46,688
Aspen Technology, Inc.*	95	14,886
Autodesk, Inc.*	306	97,189
Blackbaud, Inc.*	56	3,977
Bottomline Technologies DE, Inc.*	39	1,806
Cadence Design Systems, Inc.*	386	66,820
CDK Global, Inc.	163	7,094
Cerence, Inc.*	50	5,256
Ceridian HCM Holding, Inc.*	186	23,296
Citrix Systems, Inc.	168	15,915
CommVault Systems, Inc.*	68	4,182
Consensus Cloud Solutions, Inc.*	23	1,457
Digital Turbine, Inc.*	120	10,327
Ebix, Inc.	22	722
Envestnet, Inc.*	75	6,262
Fair Isaac Corp.*	42	16,724
Fortinet, Inc.*	196	65,923
InterDigital, Inc.	46	3,080
Intuit, Inc.	377	235,998
LivePerson, Inc.*	88	4,533
Manhattan Associates, Inc.*	88	15,975
Microsoft Corp.	10,360	3,435,583
Mimecast Ltd.*	80	6,035
NCR Corp.*	179	7,078
NortonLifeLock, Inc.	777	19,775
OneSpan, Inc.*	23	470
Oracle Corp.	2,272	217,976
Paycom Software, Inc.*	70	38,349
Paylocity Holding Corp.*	62	18,919
Progress Software Corp.	60	3,085
PTC, Inc.*	152	19,357

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Qualys, Inc.*	50	$6,224
Sailpoint Technologies Holdings, Inc.*	114	5,470
salesforce.com, Inc.*	1,342	402,184
ServiceNow, Inc.*	277	193,279
SPS Commerce, Inc.*	49	7,484
Synopsys, Inc.*	212	70,634
Teradata Corp.*	152	8,597
Tyler Technologies, Inc.*	61	33,136
Vonage Holdings Corp.*	288	4,643
Xperi Holding Corp.	116	2,079
		5,589,897
Specialty Retail 2.3%
Aaron’s Co., Inc. (The)	23	538
Abercrombie & Fitch Co. (Class A Stock)*	83	3,282
Advance Auto Parts, Inc.	89	20,071
American Eagle Outfitters, Inc.	184	4,368
America’s Car-Mart, Inc.*	15	1,792
Asbury Automotive Group, Inc.*	27	5,284
AutoNation, Inc.*	60	7,267
AutoZone, Inc.*	30	53,545
Barnes & Noble Education, Inc.*	31	322
Bath & Body Works, Inc.	371	25,632
Bed Bath & Beyond, Inc.*	131	1,839
Best Buy Co., Inc.	310	37,894
Boot Barn Holdings, Inc.*	44	4,598
Buckle, Inc. (The)	29	1,207
Caleres, Inc.	41	946
CarMax, Inc.*	222	30,396
Cato Corp. (The) (Class A Stock)	15	265
Chico’s FAS, Inc.*	85	464
Children’s Place, Inc. (The)*	26	2,155
Conn’s, Inc.*	23	512
Designer Brands, Inc. (Class A Stock)*	69	934
Dick’s Sporting Goods, Inc.	91	11,303
Five Below, Inc.*	85	16,771
Foot Locker, Inc.	112	5,339
GameStop Corp. (Class A Stock)*	93	17,066
Gap, Inc. (The)	259	5,877
Genesco, Inc.*	23	1,394
Group 1 Automotive, Inc.	33	5,933

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Guess?, Inc.	31	$642
Haverty Furniture Cos., Inc.	15	431
Hibbett, Inc.	19	1,471
Home Depot, Inc. (The)	1,473	547,573
Lithia Motors, Inc.	46	14,684
Lowe’s Cos., Inc.	970	226,805
Lumber Liquidators Holdings, Inc.*	23	416
MarineMax, Inc.*	35	1,813
Monro, Inc.	44	2,718
Murphy USA, Inc.	32	5,214
ODP Corp. (The)*	67	2,901
O’Reilly Automotive, Inc.*	95	59,120
Rent-A-Center, Inc.	93	4,953
RH*	26	17,150
Ross Stores, Inc.	493	55,808
Sally Beauty Holdings, Inc.*	133	2,030
Shoe Carnival, Inc.	15	508
Signet Jewelers Ltd.	78	6,956
Sleep Number Corp.*	39	3,445
Sonic Automotive, Inc. (Class A Stock)	26	1,285
TJX Cos., Inc. (The)	1,664	108,975
Tractor Supply Co.	156	33,879
Ulta Beauty, Inc.*	78	28,654
Urban Outfitters, Inc.*	78	2,491
Victoria’s Secret & Co.*	98	4,946
Williams-Sonoma, Inc.	104	19,316
Zumiez, Inc.*	21	855
		1,422,033
Technology Hardware, Storage & Peripherals 5.5%
3D Systems Corp.*	181	5,097
Apple, Inc.	21,647	3,242,721
Diebold Nixdorf, Inc.*	38	342
Hewlett Packard Enterprise Co.	1,753	25,681
HP, Inc.	1,658	50,287
NetApp, Inc.	313	27,951
Seagate Technology Holdings PLC	289	25,741
Western Digital Corp.*	431	22,537
Xerox Holdings Corp.	145	2,581
		3,402,938

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	205	$10,914
Carter’s, Inc.	59	5,813
Columbia Sportswear Co.	54	5,607
Crocs, Inc.*	91	14,692
Deckers Outdoor Corp.*	42	16,603
Fossil Group, Inc.*	31	366
G-III Apparel Group Ltd.*	46	1,318
Hanesbrands, Inc.	436	7,429
Kontoor Brands, Inc.	66	3,498
Movado Group, Inc.	15	500
NIKE, Inc. (Class B Stock)	1,756	293,761
Oxford Industries, Inc.	23	2,133
PVH Corp.*	97	10,605
Ralph Lauren Corp.	65	8,266
Skechers USA, Inc. (Class A Stock)*	178	8,225
Steven Madden Ltd.	106	4,781
Tapestry, Inc.	374	14,579
Under Armour, Inc. (Class A Stock)*	243	5,336
Under Armour, Inc. (Class C Stock)*	254	4,796
Unifi, Inc.*	15	360
Vera Bradley, Inc.*	23	226
VF Corp.	447	32,577
Wolverine World Wide, Inc.	104	3,450
		455,835
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	83	4,399
Capitol Federal Financial, Inc.	118	1,431
Essent Group Ltd.	150	7,200
Flagstar Bancorp, Inc.	80	3,775
Meta Financial Group, Inc.	48	2,661
MGIC Investment Corp.	462	7,466
Mr. Cooper Group, Inc.*	118	5,173
New York Community Bancorp, Inc.	624	7,756
NMI Holdings, Inc. (Class A Stock)*	104	2,525
Northfield Bancorp, Inc.	23	404
Northwest Bancshares, Inc.	133	1,836
Provident Financial Services, Inc.	69	1,709
TrustCo Bank Corp. NY	7	235
Walker & Dunlop, Inc.	46	5,983

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Washington Federal, Inc.	103	$3,642
WSFS Financial Corp.	57	2,953
		59,148
Tobacco 0.5%
Altria Group, Inc.	2,531	111,642
Philip Morris International, Inc.	2,142	202,505
Universal Corp.	29	1,363
Vector Group Ltd.	137	1,817
		317,327
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	54	5,264
Boise Cascade Co.	57	3,227
DXP Enterprises, Inc.*	15	494
Fastenal Co.	792	45,207
GATX Corp.	44	4,173
GMS, Inc.*	49	2,427
MSC Industrial Direct Co., Inc. (Class A Stock)	67	5,633
NOW, Inc.*	116	838
United Rentals, Inc.*	109	41,323
Univar Solutions, Inc.*	217	5,551
Veritiv Corp.*	25	2,682
W.W. Grainger, Inc.	61	28,250
Watsco, Inc.	48	13,900
		158,969
Water Utilities 0.1%
American States Water Co.	54	4,905
American Water Works Co., Inc.	255	44,416
California Water Service Group	73	4,444
Essential Utilities, Inc.	298	14,027
Middlesex Water Co.	30	3,304
		71,096
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	47	1,299

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
Telephone & Data Systems, Inc.	102	$1,912
T-Mobile US, Inc.*	803	92,369
		95,580

Total Common Stocks (cost $29,512,023)		58,698,215
Exchange-Traded Funds 3.0%
iShares Core S&P 500 ETF	3,320	1,530,487
iShares Core S&P Mid-Cap ETF	800	222,920
iShares Core S&P Small-Cap ETF	900	101,754

Total Exchange-Traded Funds (cost $1,482,206)		1,855,161

Total Long-Term Investments (cost $30,994,229)		60,553,376

Short-Term Investments 2.6%
Affiliated Mutual Fund 2.3%
PGIM Core Ultra Short Bond Fund (cost $1,393,182)(wb)	1,393,182	1,393,182

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $199,993)	0.035%	12/09/21	200	199,986

Total Short-Term Investments (cost $1,593,175)				1,593,168

TOTAL INVESTMENTS 101.1% (cost $32,587,404)				62,146,544
Liabilities in excess of other assets(z) (1.1)%				(649,169)

Net Assets 100.0%				$61,497,375

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	S&P 500 E-Mini Index	Dec. 2021	$1,608,950	$60,148
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).